Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 8—Income Taxes

Prior to the Stone Combination, Talos Energy LLC was a partnership for federal income tax purposes and was not subject to federal income tax or state income tax (in most states). As such, Talos Energy LLC was not a taxpaying entity for federal income tax purposes and accordingly, did not recognize any expense for such states. Talos Energy LLC’s operations in the shallow waters off the coast of Mexico are conducted under a different legal form and are subject to foreign income taxes.

In connection with completing the Stone Combination, Talos Energy LLC was contributed to the Company, which is subject to federal and state income taxes. The Company is also subject to foreign income taxes. Due to the change in tax status, deferred taxes are recorded for differences in book and tax basis. The Company’s differences in its book and tax basis in its assets and liabilities is primarily related to different cost recovery periods utilized for book and tax purposes for the Company’s oil and natural gas properties, asset retirement obligation and net operating loss carryforwards. The Company’s tax basis in assets exceeds its book basis in assets, resulting in a deferred tax asset. A valuation allowance is established to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized. The Company believes it is more likely than not that the net deferred tax asset will not be realized and therefore has recorded a valuation allowance. Due to the valuation allowance, the tax expense resulting from the initial book and tax basis difference from the change in tax status is zero. The Company accounted for the book and tax basis difference from the Stone Combination in acquisition accounting. Due to the valuation allowance, the net income tax impact is zero.

As part of the Stone Combination, entities related to the Apollo Funds and Riverstone Funds contributed entities that were under common control to the Company. At June 30, 2018, the Company also estimated a net deferred tax asset related to tax loss carryforwards and differences in book and tax basis of assets. The net deferred tax asset and valuation allowance from the contribution is accounted for in equity. The Company believes it is more likely than not that the net deferred tax asset will not be realized and therefore has recorded a valuation allowance.

The deferred tax balance is based on preliminary calculations and on information available to management at the time such estimates were made. Further analysis will be made upon filing the tax returns that will result in a change to the net deferred tax impact recorded. Due to the valuation allowance, the net result is expected to be zero.

A summary of deferred tax balances as of June 30, 2018 is presented in the table below (in thousands):

Deferred tax asset	$213,029
Deferred tax liability	(82,805)

Net deferred tax asset	130,224
Valuation allowance	(130,224)

Net deferred tax asset	$—

As a result of the Stone Combination, the Company acquired a current income tax receivable of $16.2 million primarily related to the carryback of specified liability losses.

Note 8—Income Taxes

The Company is a limited liability company and not subject to federal income tax or state income tax (in most states). As such, the Company is not a taxpaying entity for federal income tax purposes and accordingly, does not recognize any expense for such taxes. The federal income tax liability resulting from the Company’s activities is the responsibility of the Company’s Sponsors and other Unit holders. The Company is subject to state income taxes in certain jurisdictions and under applicable state laws taxes are estimated to be immaterial

We operate in the shallow waters off the coast of Mexico under a different legal form. As a result, we are subject to foreign tax authorities. Although the Company is subject to foreign income taxes, the Company incurred only foreign expenses in Mexico during the years ended December 31, 2017, 2016 and 2015. The Company is subject to foreign income taxes and under the foreign tax law and treaties among these governments taxes are estimated to be immaterial.

Deferred income tax assets and liabilities are recorded for the expected future tax consequences of events that are recognized in our financial statements or tax returns. At December 31, 2017, the Company recorded a deferred tax asset mostly related to the foreign tax loss carry forward. A valuation allowance is established to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized. The Company believes it is more likely than not that the overall deferred tax asset will not be realized. At December 31, 2017 and December 31, 2016, the Company has a valuation allowance of $4.0 million and $2.3 million, respectively, which is the amount of deferred tax asset.

Foreign tax loss carryforwards at December 31, 2017 was $13.4 million. The foreign tax loss carryforwards will start to expire in 2025.

On December 22, 2017, the President signed into Public Law No. 115-97 (“Tax Act”), “an Act to provide for reconciliation pursuant to titles II and V of the concurrent resolution on the budget for fiscal year 2018.” Tax Act makes broad and complex changes to the U.S. tax code. Since Talos is a limited liability company and treated as a pass-through entity for federal tax purposes and in most states, the Company did not recognize any income tax impact from the new Tax Act.